Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Carrying Value of Recorded AROs by Major Category

The following table details the carrying value of recorded AROs by major category (of which $96 and $77 was classified as a current liability as of December 31, 2015 and 2014, respectively):

December 31,	2015	2014
Spent pot lining disposal	$141	$170
Closure of bauxite residue areas	165	178
Mine reclamation	191	167
Demolition*	103	103
Landfill closure	29	30
Other	6	—

	$635	$648

*	In 2015 and 2014, AROs were recorded as a result of management’s decision to permanently shut down and demolish certain structures (See Note D).

Schedule of Changes in Carrying Value of Recorded AROs

The following table details the changes in the total carrying value of recorded AROs:

December 31,	2015	2014
Balance at beginning of year	$648	$620
Accretion expense	18	23
Payments	(72)	(83)
Liabilities incurred	96	137
Divestitures*	—	(20)
Foreign currency translation and other	(55)	(29)

Balance at end of year	$635	$648

*	In 2014, this amount relates to the sale of an interest in a bauxite mine and alumina refinery in Jamaica and a smelter in the United States (see Note F).